Note 4 - Shareholder Remuneration System	6 Months Ended
Jun. 30, 2018
Share holder Remuneration System Abstract
Disclosure Share holder Remuneration System Explanatory

Shareholder remuneration system

Cash Dividends

The Annual General Meeting of BBVA held on March 16, 2018 approved, under item 1 of the Agenda, the payment of a final dividend for 2017, in addition to other dividends previously paid, in cash for an amount equal to €0.15 (€0.1215 net of withholding tax) per BBVA share. Such final dividend was paid on April 10, 2018.